Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments
	As of December 31, 2022
(In thousands)	Original Cost	Cumulative net gains/ (losses)	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—
Huaxiang	1,251	515	—	(55)	1,711
iQsim S.A.	245	(156)	(80)	(9)	—
Total	1,938	(83)	(80)	(64)	1,711
	As of December 31, 2023
(In thousands)	Original Cost	Cumulative net gains/ (losses)	Dividend received	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—	—
Huaxiang	1,251	872	(83)	—	(84)	1,956
iQsim S.A.	245	(156)	—	(80)	(9)	—
Total	1,938	274	(83)	(80)	(93)	1,956